Consolidated Statements of Equity - CAD ($) $ in Millions		Total		Common shares	Preference shares	Common Share Warrants	Common Shares	Common Shares Common shares	Preferred Shares	Preferred Shares Preference shares	Warrants	Warrants Common Share Warrants	Paid in Surplus	Retained Earnings	Retained Earnings Common shares	Retained Earnings Preference shares	AOCI [1]	Non-Controlling Interest
Beginning balance at Dec. 31, 2019		$ 19,201					$ 11,040						$ 4,377	$ 2,957			$ 827
Net Earnings (Loss)		(2,379)	[2]											(2,379)
Other Comprehensive Income (Loss), Net of Tax		(52)															(52)
Comprehensive Income (Loss)		(2,431)												(2,379)			(52)
Stock-Based Compensation Expense		14											14
Dividends paid				$ (77)											$ (77)
Variable dividends paid on common shares				0
Ending balance at Dec. 31, 2020		16,707					11,040						4,391	501			775	$ 0
Net Earnings (Loss)		587	[2]											587
Other Comprehensive Income (Loss), Net of Tax		(91)															(91)
Comprehensive Income (Loss)		496												587			(91)
Stock-Based Compensation Expense		14											14
Dividends paid				(176)	$ (34)										(176)	$ (34)
Variable dividends paid on common shares				0
Equity Issued				6,111	519	$ 216		$ 6,111		$ 519		$ 216
Common shares issued under stock option plans (in shares)								(7)
Common Shares Issued Under Stock Option Plans		(6)											1
Purchase of Common Shares Under NCIBs	[3]	(265)						$ (145)					(120)
Warrants Exercised		2					3				$ (1)
Non-Controlling Interest																		12
Ending balance at Dec. 31, 2021		23,596					17,016		$ 519		215		4,284	878			684	12
Net Earnings (Loss)		6,450												6,450
Other Comprehensive Income (Loss), Net of Tax		786															786
Comprehensive Income (Loss)		7,236												6,450			786
Stock-Based Compensation Expense		10											10
Dividends paid				(682)	$ (35)										(682)	$ (35)
Variable dividends paid on common shares				$ (219)											$ (219)
Common shares issued under stock option plans (in shares)								(170)
Common Shares Issued Under Stock Option Plans		(138)											32
Purchase of Common Shares Under NCIBs	[3]	(2,530)						$ (959)					(1,571)
Warrants Exercised		62					93				(31)
Non-Controlling Interest																		1
Ending balance at Dec. 31, 2022		$ 27,576					$ 16,320		$ 519		$ 184		$ 2,691	$ 6,392			$ 1,470	$ 13

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	See Note 3X for revisions to prior period results.
[3]	Normal course issuer bids (“NCIBs”).